Schedule I - Financial information of Parent Company - Statement of Shareholders' Equity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements Captions [Line Items]
Balance	$ 35,445,676
Issuance of ordinary shares for the plan of share options and restricted shares	520
Exercise of share options by employees	4,997	$ 600	$ 26,785
Share-based compensation	1,113,828	2,240,512	3,068,213
Net loss	(11,262,821)	(19,950,120)	(36,736,553)
Balance	25,155,886	35,445,676
Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	35,445,676	54,046,682	86,164,684
Issuance of ordinary shares for the plan of share options and restricted shares	520
Exercise of share options by employees	4,997	600	26,785
Share-based compensation	417,004	858,415	782,196
Equity pick up from compensation of VIE's subsidiaries	429,748	852,497	1,409,022
Foreign currency translation adjustment	120,762	(362,398)	2,400,548
Net loss	(11,262,821)	(19,950,120)	(36,736,553)
Balance	$ 25,155,886	$ 35,445,676	$ 54,046,682
Ordinary Shares
Condensed Financial Statements Captions [Line Items]
Balance, shares	118,098,018	118,098,018	118,098,018
Issuance of ordinary shares for the plan of share options and restricted shares	$ 520
Issuance of ordinary shares for the plan of share options and restricted shares, shares	4,000,000
Exercise of share options by employees	$ 4,997	$ 600	$ 26,785
Balance, shares	122,098,018	118,098,018	118,098,018
Ordinary Shares | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	$ 57,001,017	$ 57,000,417	$ 56,973,632
Balance, shares	118,098,018	118,098,018	118,098,018
Issuance of ordinary shares for the plan of share options and restricted shares	$ 520
Issuance of ordinary shares for the plan of share options and restricted shares, shares	4,000,000
Exercise of share options by employees	$ 4,997	$ 600	$ 26,785
Balance	$ 57,006,534	$ 57,001,017	$ 57,000,417
Balance, shares	122,098,018	118,098,018	118,098,018
Additional Paid-in Capital
Condensed Financial Statements Captions [Line Items]
Share-based compensation	$ 846,752	$ 1,710,912	$ 2,191,218
Additional Paid-in Capital | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	36,079,122	34,368,210	32,176,992
Share-based compensation	417,004	858,415	782,196
Equity pick up from compensation of VIE's subsidiaries	429,748	852,497	1,409,022
Balance	36,925,874	36,079,122	34,368,210
Accumulated Other Comprehensive Income (Loss) | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	6,291,793	6,654,191	4,253,643
Foreign currency translation adjustment	120,762	(362,398)	2,400,548
Balance	6,412,555	6,291,793	6,654,191
Retained Earnings/(Deficits) | Parent Company [Member]
Condensed Financial Statements Captions [Line Items]
Balance	(63,926,256)	(43,976,136)	(7,239,583)
Net loss	(11,262,821)	(19,950,120)	(36,736,553)
Balance	$ (75,189,077)	$ (63,926,256)	$ (43,976,136)